Special Charges - Additional Information (Detail) (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012 Employee Location	Dec. 31, 2011	Dec. 31, 2010 Location
Special Charges [Line Items]
Special charges	$ 2,775,000	$ 26,782,000	$ 15,212,000	$ 29,557,000	$ 15,212,000	$ 51,131,000
Non cash special charges				5,000,000	4,800,000	31,400,000
Number of employees terminated				116
Number of office locations				9		4
Number of employees included in the reduction in workforce related to the special charges recorded in the period				116
Cash outflow associated with special charges, amount paid				24,300,000
Cash outflow associated with special charges, amount paid				9,300,000
Cash outflow associated with special charges, amount expected to be paid in 2013				6,900,000
Cash outflow associated with special charges, amount expected to be paid in 2014				2,600,000
Cash outflow associated with special charges, amount expected to be paid in 2015				1,200,000
Cash outflow associated with special charges, amount expected to be paid from 2016 to 2025				4,300,000
Remaining liability				200,000
Salary Continuance And Other Contractual Employee Related Costs
Special Charges [Line Items]
Special charges				18,400,000
Lease Termination
Special Charges [Line Items]
Special charges				$ 11,200,000
Number of office locations				9